SUPPLEMENTAL INFORMATION CONDENSED FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	Nine Months Ended
	December 31, 2023	December 31, 2022
		(unaudited)

Net Sales	$29,198,000	$35,916,000

Cost of Goods Sold	23,008,000	27,481,000

Gross Profit	6,190,000	8,435,000

Operating Expenses	12,333,000	9,986,000

(Loss) Income from Operations	(6,143,000)	(1,551,000)

Other (Expenses) Income	(255,000)	(574,000)

(Loss) Income Before Income Tax Benefit	(6,398,000)	(2,125,000)

Income Tax Benefit (Loss)	-	472,000

Net (Loss) Income	$(6,398,000)	$(1,653,000)

Loss per Common Share
Basic and Diluted	(1.32)	(0.61)

Weighted Average Common and Common
Equivalent Shares:
Basic and Diluted	4,864,540	2,699,210

Income Statement [Abstract]
SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Nine Months Ended
	December 31, 2023	December 31, 2022
		(unaudited)

Cash flows from operating activities
Net loss	$(6,398,000)	$(1,653,000)
Adjustments to reconcile net loss to net cash used in operating activities:	1,305,000	(73,000)
Changes in operating assets and liabilities:	5,504,000	(538,000)
Net cash provided by (used in) operating activities	411,000	(2,264,000)
Cash flows from investing activities
Net cash used in investing activities	(14,000)	(149,000)
Cash flows from financing activities
Net cash provided by financing activities	3,411,000	2,917,000
Net change in cash	3,808,000	504,000
	-	-
Cash at beginning of year	2,895,000	2,291,000
Cash at end of period	$6,703,000	$2,795,000

Statement of Cash Flows [Abstract]
SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY

	Common Stock		Additional Paid in	Subscriptions	Accumulated
	Shares	Amount	Capital	Receivable	Deficit	Total
Balance at March 31, 2023	3,167,488	$32,000	$29,822,000	$(6,000)	$(19,517,000)	$10,331,000
Net loss	-	-	-	-	(6,398,000)	(6,398,000)
Issuance of common stock, net of stock offering costs	3,250,573	32,000	3,497,000	-	-	3,529,000
Stock based compensation	-	-	110,000	-	-	110,000
Other	-	-	-	6,000	-	6,000

Balance at December 31, 2023	6,418,061	$64,000	33,429,000	$-	$(25,915,000)	$7,578,000

	Common Stock		Additional Paid in	Subscriptions	Accumulated
	Shares	Amount	Capital	Receivable	Deficit	Total
Balance at March 31, 2022	1,221,209	$12,000	$24,903,000	$-	$(14,879,000)	$10,036,000
Net loss	-	-	-	-	(1,653,000)	(1,653,000)
Issuance of common stock and warrants, net of stock offering costs	1,909,519	19,000	4,489,000	-	-	4,508,000
Stock based compensation	15,803	-	307,000	-	-	307,000
Other	1,688	-	$(1,000)	-	$1,000	-

Balance at December 31, 2022 (unaudited)	3,148,219	$31,000	29,698,000	$-	$(16,531,000)	$13,198,000

Semi Cab Inc [Member]
Statement of Stockholders' Equity [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Years
Property and Equipment	3 - 5